Redeemable Ordinary Shares (Details)	12 Months Ended
	Jun. 30, 2025 USD ($) shares	Jun. 30, 2025 HKD ($)	Jun. 30, 2024 USD ($) shares
Redeemable Ordinary Shares [Abstract]
Redeemable ordinary shares | shares	1,980,000
Percentage of Total Issued Ordinary Shares	11.00%	11.00%
Cash Consideration	$ 1,121,033	$ 8,800,000
Percentage of redeemable ordinary shares	100.00%	100.00%
Interest rate	8.00%
Redemption value | $	$ 1,160,592